Income Taxes - Change in Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Net deferred tax income tax liability, beginning of year	$ 9,081	$ 8,758
Recognized in deferred income tax (recovery) / expense	(990)	56
Recognized in other comprehensive income	264	277
Foreign exchange, acquisition and other	9	(10)
Net deferred income tax liability, end of year	$ 8,364	$ 9,081